Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2022
Prepaid Expenses and Other Current Assets
Schedule of prepaid expenses and other current assets

	As of
	June 30,	December 31,
(in $ millions)	2022	2021
Prepaid operating expenses	$49	$42
Income tax receivable / prepayments	30	32
Deferred offering costs	—	21
Value added and similar taxes receivables	15	11
Other prepayments and receivables	23	31
Prepaid expenses and other current assets	$117	$137